Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,301	$ 8,727
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,301	8,727
Trade receivables [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,396	8,853
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	$ (95)	$ (126)	$ (190)	$ (162)